Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Common Stock ATM Offering	Common Stock Public Offering	Common Stock Optional Stock Purchase Agreement	Common Stock	Additional Paid-In Capital ATM Offering	Additional Paid-In Capital Public Offering	Additional Paid-In Capital Optional Stock Purchase Agreement	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	ATM Offering	Public Offering	Optional Stock Purchase Agreement	Total
Beginning Balances at Dec. 31, 2022				$ 8				$ 1,204,431	$ (249)	$ (1,341,608)				$ (137,418)
Beginning Balances (in shares) at Dec. 31, 2022				78,851,516
Net income (loss)										(237,892)				(237,892)
Issuance of common stock upon exercise of stock options								694						694
Issuance of common stock upon exercise of stock options (in shares)				430,504
Issuance of common stock upon vesting of RSUs (in shares)				1,280,901
Issuance of common stock under the ESPP								1,809						1,809
Issuance of common stock under the ESPP (in shares)				630,348
Issuance of common stock in connection with Surface Acquisition:
Issuance to Surface shareholders for acquisition				$ 1				58,540						58,541
Issuance to Surface shareholders for acquisition (in shares)				11,971,460
Accelerated vesting of equity awards								1,053						1,053
Accelerated vesting of equity awards (in shares)				261,239
Taxes paid related to net share settlement of equity awards								(347)						(347)
Taxes paid related to net share settlement of equity awards (in shares)				(65,732)
Issuance of common stock under Offering, net of issuance costs	$ 1	$ 1			$ 18,316	$ 53,624	$ 8,179				$ 18,317	$ 53,625	$ 8,179
Issuance of common stock under Offering, net of issuance costs (in shares)	3,559,761	13,529,411	2,225,513								3,559,761
Taxes paid related to net share settlement of RSUs								(3,527)						(3,527)
Taxes paid related to net share settlement of RSUs (in shares)				(459,661)
Stock-based compensation expense								43,540						43,540
Other comprehensive (loss) gain, net of tax									1					1
Ending Balances at Dec. 31, 2023				$ 11				1,386,312	(248)	(1,579,500)				$ (193,425)
Ending Balances (in shares) at Dec. 31, 2023				112,215,260										112,215,260
Net income (loss)										28,507				$ 28,507
Issuance of common stock upon exercise of stock options								291						$ 291
Issuance of common stock upon exercise of stock options (in shares)				174,651										174,651
Issuance of common stock upon vesting of RSUs (in shares)				816,876
Issuance of common stock under the ESPP								926						$ 926
Issuance of common stock under the ESPP (in shares)				852,222
Issuance of common stock - partial payout of 2023 bonus in RSUs				$ 1				4,407						4,408
Issuance of common stock - partial payout of 2023 bonus in RSUs (in shares)				1,976,750
Issuance of common stock in connection with Surface Acquisition:
Issuance of common stock under Offering, net of issuance costs					$ 1,455						$ 1,455
Issuance of common stock under Offering, net of issuance costs (in shares)	650,005										650,005
Taxes paid related to net share settlement of RSUs								(2,476)						(2,476)
Taxes paid related to net share settlement of RSUs (in shares)				(1,071,216)
Stock-based compensation expense								28,351						28,351
Other comprehensive (loss) gain, net of tax									(27)					(27)
Ending Balances at Dec. 31, 2024				$ 12				$ 1,419,266	$ (275)	$ (1,550,993)				$ (131,990)
Ending Balances (in shares) at Dec. 31, 2024				115,614,548										115,614,548